Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate									$ 125	$ 180	$ (62)
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance									(154)	(1,022)	49
Income Tax Reconciliation, Foreign Capital Loss									(45)	(45)	0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount									(44)	0	0
Income Tax Reconciliation, Foreign Income Tax Rate Differential									(3)	9	30
Income Tax Reconciliation, State and Local Income Taxes									16	(34)	22
Income Tax Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary									26	12	9
Income Tax Reconciliation, Other Adjustments									20	44	(6)
Income tax expense (benefit) from continuing operations	$ (4)	$ 28	$ 40	$ (123)	$ (887)	$ 46	$ (16)	$ 1	$ (59)	$ (856)	$ 42